Income Tax Expenses - Additional Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Nov. 27, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019	Dec. 31, 2018
MoF and STA [member]
Income tax [line items]
Preferential Tax rate		15.00%	15.00%
Percentage of entity's revenue		70.00%	70.00%
Weikun technology [member]
Income tax [line items]
Preferential Tax rate	15.00%	15.00%	15.00%
Weikun technology [member] | State tax administration [member]
Income tax [line items]
Tax rate effect of income tax authority				12.50%	12.50%
PRC company [member] | Chongqing Jin An Microloan Limited [member]
Income tax [line items]
Payment of Dividend to investors | ¥		¥ 453
PRC company [member] | Bottom of range [member]
Income tax [line items]
Increase decrease in withholding tax rate		5.00%	5.00%
PRC company [member] | Top of range [member]
Income tax [line items]
Increase decrease in withholding tax rate		10.00%	10.00%
Hong Kong [member]
Income tax [line items]
Income tax rate		16.50%	16.50%
Accounting profit | $			$ 2
Tax rate effect changes in profit		8.25%	8.25%
Average effective tax rate		16.50%	16.50%
Singapore [member]
Income tax [line items]
Income tax rate		17.00%	17.00%	17.00%	17.00%
Indonesia [member]
Income tax [line items]
Income tax rate		22.00%	22.00%	22.00%	22.00%
PRC [member]
Income tax [line items]
Income tax rate		25.00%	25.00%	25.00%	25.00%
Shenzhen [member]
Income tax [line items]
Income tax rate		25.00%	25.00%	25.00%
Preferential Tax rate					15.00%